NEW ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	9 Months Ended
Sep. 30, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
NEW ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE
NEW ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE
The following new accounting standards were not yet effective for the nine months ended September 30, 2017, and have not been applied in preparing these consolidated financial statements.
IFRS 15 - Revenue from Contracts with Customers
In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers, which will replace IAS 11 Construction Contracts and IAS 18 Revenue. The mandatory effective date of IFRS 15 is January 1, 2018. The objective of IFRS 15 is to establish a single, principles based model to be applied to all contracts with customers in determining how and when revenue is recognized. IFRS 15 also requires entities to provide users of financial statements with more informative and relevant disclosures.
As at September 30, 2017, the Company has analyzed all revenue contracts to determine the impact that IFRS 15 is expected to have on the Company’s consolidated financial statements. The Company’s main revenue stream is the sale of gold bullion, with each sale occurring as a stand-alone transaction. The preliminary assessment using the five-step model in IFRS 15 focused on identifying potential multiple performance obligations as well as applying the concept of control transfer as opposed to transfer of risks and rewards of ownership, and revealed that there is no significant difference in the timing and nature of revenue recognition compared to IAS 18 Revenue. Furthermore, the Company’s revenue contracts do not contain significant variable consideration, financing components or non-cash consideration.
The Company will adopt IFRS 15 for the annual period beginning January 1, 2018,and expects there will be no material impact on the Company's consolidated financial statements.
IFRS 9 - Financial Instruments
In July 2014, the IASB issued the final version IFRS 9 (2014) - Financial Instruments (“IFRS 9”) to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 provides a revised model for recognition and measurement of financial instruments and a single, forward-looking ‘expected loss’ impairment model (the “ECL model”). IFRS 9 also includes a substantially reformed approach to hedge accounting. The standard is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted.
Effective April 1, 2014, the Company early adopted all of the requirements of IFRS 9 (2013), which was the previously issued version of IFRS 9. As a result of early adoption of IFRS 9 (2013), which is largely aligned with the requirements of IFRS 9, there will be no further impact on adoption of IFRS 9, with respect to the classification of financial assets and liabilities and hedge accounting.
The Company has completed its assessment of the ECL model and does not expect the adoption of IFRS 9 to have any material impact on the Company's consolidated financial statements with respect to the amended impairment model for the annual period beginning January 1, 2018.
IFRIC 22 - Foreign Currency Transactions and Advance Consideration
In December 2016, the IASB issued IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration. The interpretation clarifies which date should be used for translation of a foreign currency transaction when an entity recognizes a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration before the entity recognizes the related asset, expense or income (or part of it). The interpretation is applicable for annual periods beginning on or after January 1, 2018.
The Company has completed a preliminary assessment of the relevant transactions and identified that advances for the purchase of capital equipment are in scope of IFRIC 22. Further analysis is being completed and the Company will report the impact, if any, resulting from the adoption of IFRIC 22 on January 1, 2018, in its audited annual consolidated financial statements for the year ended December 31, 2017.
IFRS 16 - Leases
In January 2016, the IASB issued IFRS 16 Leases.  The objective of IFRS 16 is to recognize all leases on balance sheet for lessees. IFRS 16 requires lessees to recognize a "right of use" asset and a lease liability calculated using a prescribed methodology. The mandatory effective date of IFRS 16 is for annual periods beginning on or after January 1, 2019. Early adoption is permitted provided that IFRS 15, Revenue from Contracts with Customers, is also adopted. The extent of the impact of adoption of this standard has not yet been determined.
IFRIC 23 - Uncertainty over Income Tax Treatments
On June 7, 2017, the IASB issued IFRIC Interpretation 23 Uncertainty over Income Tax Treatments. The Interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation is applicable for annual periods beginning on or after January 1, 2019. The extent of the impact of adoption of the Interpretation has not yet been determined.